Note 11 - Other Comprehensive Income (Details) - Accumulated Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 12,704,319	$ 6,751,991
Other comprehensive income (loss) before reclassifications	(11,964,758)	6,181,189
Amounts reclassified from accumulated other comprehensive income	17,600	(228,861)
Net current period other comprehensive income (loss)	(11,947,158)	5,952,328
Ending balance	757,161	12,704,319
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	17,743,407	9,916,148
Other comprehensive income (loss) before reclassifications	(10,964,231)	8,313,793
Amounts reclassified from accumulated other comprehensive income	(485,474)	(486,534)
Net current period other comprehensive income (loss)	(11,449,705)	7,827,259
Ending balance	6,293,702	17,743,407
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,039,088)	(3,164,157)
Other comprehensive income (loss) before reclassifications	(1,000,527)	(2,132,604)
Amounts reclassified from accumulated other comprehensive income	503,074	257,673
Net current period other comprehensive income (loss)	(497,453)	(1,874,931)
Ending balance	$ (5,536,541)	$ (5,039,088)